NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Large Cap Growth Fund

Supplement dated September 15, 2015
to the Summary Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the information under the section entitled “Portfolio Managers” on page 3 of the Summary Prospectus is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service with Fund
MFS
Matthew W. Krummell	Investment Officer and Lead Portfolio Manager	Since 2012
James C. Fallon	Investment Officer and Portfolio Manager	Since 2015
Jonathan W. Sage	Investment Officer and Portfolio Manager	Since 2015
John E. Stocks	Investment Officer and Portfolio Manager	Since 2015
Pyramis
Christopher Galizio, CFA	Portfolio Manager	Since 2012
Stephen Balter, CFA	Portfolio Manager	Since 2012
Winslow Capital
Justin H. Kelly, CFA	Chief Investment Officer	Since 2010
Clark J. Winslow	Chief Executive Officer	Since 2010
Patrick M. Burton, CFA	Managing Director	Since 2013

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE